(Letterhead of Morgan Stanley DW Inc.)










                                                                     Rule 497(j)
                                                              Reg. No. 333-67400


Pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, the Registrant, Morgan Stanley Select Equity Trust Morgan Stanley High-Technology 35 Index Portfolio 2001-4 hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                                            MORGAN STANLEY SELECT EQUITY TRUST
                                            MORGAN STANLEY HIGH-TECHNOLOGY
                                            35 INDEX PORTFOLIO 2001-4
                                            (Registrant)

                                            By:      Morgan Stanley DW Inc.


                                                                 /s/Thomas Hines
                                                                    Thomas Hines
                                                            Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549